UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        05/11/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/12
                              RUN DATE: 03/31/12

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total:           $108,856
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         FORM 13F INFORMATION TABLE

 COLUMN 1                                   COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
                                            TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                             CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
 ACXIOM CORP                                COM         005125109       1,370    93,300                 SOLE          0       93,300
 APPLIED INDUSTRIAL TECH INC                COM         03820C105       3,972    96,570                 SOLE          0       96,570
 C&J ENERGY SERVICES INC                    COM         12467B304       1,403    78,876                 SOLE          0       78,876
 CIMAREX ENERGY                             COM         171798101       3,713    49,200                 SOLE          0       49,200
 COHERENT INC                               COM         192479103       5,639    96,673                 SOLE          0       96,673
 CSG SYS INTL INC                           COM         126349109       6,346   419,126                 SOLE          0      419,126
 CUBIC CORP                                 COM         229669106       2,836    59,993                 SOLE          0       59,993
 COVANCE INC                                COM         222816100       1,677    35,200                 SOLE          0       35,200
 DREW INDUSTRIES INC                        COM         26168L205         625    22,900                 SOLE          0       22,900
 EMCOR GROUP INC                            COM         29084Q100       4,299   155,100                 SOLE          0      155,100
 FEI COMPANY                                COM         30241L109       1,871    38,100                 SOLE          0       38,100
 GARDNER DENVER INC                         COM         365558105       1,197    19,000                 SOLE          0       19,000
 GLOBAL PAYMENTS INC                        COM         37940X102      10,765   226,626                 SOLE          0      226,626
 ISHARES DJ US FINANCIAL SECT               COM         464287788         497     8,500                 SOLE          0        8,500
 INSPERITY INC                              COM         45778Q107       4,113   134,246                 SOLE          0      134,246
 KAYDON CORP                                COM         486587108       3,854   151,091                 SOLE          0      151,091
 LITTELFUSE INC                             COM         537008104         470     7,500                 SOLE          0        7,500
 LHC GROUP INC                              COM         50187A107       1,915   103,354                 SOLE          0      103,354
 MKS INSTRUMENTS INC                        COM         55306N104       7,000   237,050                 SOLE          0      237,050
 MSC INDUSTRIAL DIRECT CO-A                 COM         553530106       5,896    70,796                 SOLE          0       70,796
 RBC BEARINGS                               COM         75524B104       1,149    24,900                 SOLE          0       24,900
 ROBBINS & MYERS INC                        COM         770196103       1,806    34,700                 SOLE          0       34,700
 ROLLINS INC                                COM         775711104       5,537   260,212                 SOLE          0      260,212
 THOR INDUSTRIES                            COM         885160101       3,850   121,980                 SOLE          0      121,980
 TOTAL SYSTEM SERVICES INC                  COM         891906109       8,068   349,706                 SOLE          0      349,706
 TETRA TECH INC                             COM         88162G103       1,363    51,700                 SOLE          0       51,700
 WD-40 COMPANY                              COM         929236107       1,809    39,893                 SOLE          0       39,893
 WABTEC CORP                                COM         929740108      12,892   171,050                 SOLE          0      171,050
 ZEBRA TECHNOLOGIES CORP-CL A               COM         989207105       2,923    70,986                 SOLE          0       70,986
